RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
		Jun. 15, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			$ 17,854	$ 0
Director [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt					$ 175	$ 50
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 20,000
Series B Preferred Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					125	0
Convertible Debentures [Member] | Director [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					50	50
Convertible Debentures [Member] | Steven B. Dunn and Laura Dunn [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount					1,020	1,017
T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Noninterest Expense Investment Advisory Fees					350	0
Payments for Rent					15	0
Cashless Net Exercised Warrants					0	0
Proceeds from (Repayments of) Related Party Debt					1,415	0
T.R. Winston Company, LLC [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					400	0
T.R. Winston Company, LLC [Member] | Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Commission Paid In Cash					500	0
Transaction Fee Paid Reinvestments by Related Party					150	0
Bryan Ezralow [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt					2,840	0
Bryan Ezralow [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					1,300	0
Bryan Ezralow [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount					1,540	0
Wallington Investment Holdings [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt					2,765	2,090
Wallington Investment Holdings [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					250	0
Wallington Investment Holdings [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted					125	0
Wallington Investment Holdings [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount					2,090	2,090
Proceeds from Issuance of Private Placement					300	0
Nuno Brandolini [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			0	150
Proceeds from (Repayments of) Related Party Debt			0	150	350	150
Nuno Brandolini [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted					100	0
Nuno Brandolini [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					250	150
General Merrill McPeak [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			0	250
Proceeds from (Repayments of) Related Party Debt			0	250	500	250
General Merrill McPeak [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted					250	0
General Merrill McPeak [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					250	250
R. Glenn Dawson [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			0	50
Proceeds from (Repayments of) Related Party Debt			0	50
Ronald D Ormand [Member]
Related Party Transaction [Line Items]
Payment for Consulting Fees					100	150
Proceeds from Issuance of Private Placement	[1]		0	1,150
Proceeds from (Repayments of) Related Party Debt			0	1,150	2,750	1,300
Ronald D Ormand [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[2]				1,000	0
Ronald D Ormand [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount					500	0
Ronald D Ormand [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[3]				1,150	1,150
Abraham Mirman [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[4]		0	1,000
Proceeds from (Repayments of) Related Party Debt			0	1,000	2,650	1,000
Abraham Mirman [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[4]				1,650	0
Abraham Mirman [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted					250	0
Abraham Mirman [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					750	1,000
Brennan Short [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			203	0
Proceeds from (Repayments of) Related Party Debt			203	0
Kevin Nanke [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			0	100
Proceeds from (Repayments of) Related Party Debt			2,000	100	300	0
Purchases of Properties From Related Parties			$ 2,000	$ 0
Kevin Nanke [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[5]				200	0
Kevin Nanke [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					$ 100	$ 0

[1]	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Ronald Ormand
[2]	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
[3]	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
[4]	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
[5]	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.